STOCKHOLDERS’ EQUITY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Equity [Abstract]
SCHEDULE OF OUTSTANDING WARRANT

On June 30, 2022, outstanding warrants to purchase shares of common stock are as follows:

Reference	Shares Underlying Outstanding Warrants	Exercise Price	Description	Classification
(a)	18,901,290	$10.00 - 11.50	LACQ warrants	Equity
(b)	1,106,108	$0.46	Share subscription facility	Equity
(c)	361,158	$7.63	Convertible note	Liability
(d)	722,317	$7.63	Convertible note	Liability
	21,090,873

a)	On June 30, 2021, as a result of the closing of the business combination, the Company assumed a total of 18,901,290 warrants previously issued by LACQ. The warrants provide holders the right to purchase common stock at a strike price of between $10.00 and $11.50 per share and expire June 30, 2026, five years following the completion of the Business Combination. A total of 10,000,000 of the outstanding warrants are public warrants which trade on the OTC Pink Open Market under the ticker symbol ENSCW. The remaining 8,901,290 warrants are private warrants with restrictions on transfer and which have the right to a cashless exercise at the option of the holder.

On August 3, 2021, the Company entered into an agreement with an existing warrant holder to reduce the exercise price of 500,000 warrants issued on June 30, 2021 from $11.50 to $10.00, resulting in an incremental increase in their fair value of $56,591, recognized in general and administrative expense.

b)

On July 2, 2021, upon public listing of the Company’s shares, the Company issued 1,106,108 warrants to purchase common stock pursuant to the share subscription facility. The warrants have a three-year life and an exercise price of $10.01 per share. The grant date fair value of the warrants, based on the $14.49 stock price on the date of issuance, was $11.6 million, and was recognized in general and administrative expense due to the uncertainty of future issuance of shares under the share subscription facility.

On December 28, 2021, January 3, 2022, February 1, 2022, March 1, 2022, May 1, 2022, and June 1, 2022 the exercise price of the warrants adjusted to $4.50 per share, $2.83 per share, $1.58 per share, $0.96 per share, $0.94 per share, and $0.46 per share, respectively, as required by a down round adjustment feature of the warrant, due to common stock issued at a price below the then current exercise price. The difference in fair value of the existing warrant prior to the adjustment and the value of the warrant after (utilizing a “Black-Scholes model”) is reflected on the consolidated statement of operations as a “deemed dividend.”

c)	On September 24, 2021, the Company issued 361,158 warrants in connection with the issuance of the convertible notes. The warrants were immediately exercisable with an exercise price of $7.63 (subject to downward revision protection in the event the Company makes certain issuances of common stock at prices below the conversion price) and expire on September 23, 2026.

d)	On November 5, 2021, the Company issued 722,317 warrants in connection with the issuance of the 2021 Notes. The warrants were immediately exercisable with an exercise price of $7.63 (subject to downward revision protection in the event the Company makes certain issuances of common stock at prices below the conversion price) and expire on November 4, 2026.

On December 31, 2021, outstanding warrants to purchase shares of common stock are as follows:

Reference	Shares Underlying Outstanding Warrants	Exercise Price	Description	Classification
(a)	18,901,290	$10.00 - 11.50	LACQ warrants	Equity
(b)	1,106,108	$4.50	Share subscription facility	Equity
(c)	361,158	$7.63	Convertible note	Liability
(d)	722,317	$7.63	Convertible note	Liability
	21,090,873

a)	On June 30, 2021, as a result of the Closing, the Company assumed a total of 18,901,290 warrants previously issued by LACQ. The warrants provide holders the right to purchase common stock at a strike price of between $10.00 and $11.50 per share and expire June 30, 2026, five years following the completion of the Business Combination. A total of 10,000,000 of the outstanding warrants are public warrants which trade on the OTC Pink Open Market under the ticker symbol ENSCW. The remaining 8,901,290 warrants are private warrants with restrictions on transfer and which have the right to a cashless exercise at the option of the holder.

On August 3, 2021, the Company entered into an agreement with an existing warrant holder to reduce the price of 500,000 warrants issued on June 30, 2021 from $11.50 to $10.00, resulting in an incremental increase in their fair value of $56,591, recognized in general and administrative expense.

b)	On July 2, 2021, upon public listing of the Company’s shares, the Company issued 1,106,108 warrants to purchase common stock pursuant to the share subscription facility. The warrants have a three-year life and an exercise price of $10.01 per share. The grant date fair value of the warrants, based on the $14.49 stock price on the date of issuance, was $11.6 million, and was recognized in general and administrative expense due to the uncertainty of future issuance of shares under the share subscription facility.

Ensysce Biosciences, Inc.

Notes to the Consolidated Financial Statements

On December 28, 2021, the exercise price of the warrants adjusted to $4.50 per share, as required by a down round adjustment feature of the warrant, due to common stock issued at a price below the then current exercise price. The difference in fair value of the existing warrant prior to the adjustment and the value of the warrant after (utilizing a “Black-Scholes model”) is reflected on the consolidated statement of operations as a “deemed dividend”.

c)	On September 24, 2021, the Company issued 361,158 warrants in connection with the issuance of the 2021 Notes. The warrants were immediately exercisable with an exercise price of $7.63 (subject to downward revision protection in the event the Company makes certain issuances of common stock at prices below the conversion price) and expire on September 23, 2026.

d)	On November 5, 2021, the Company issued 722,317 warrants in connection with the issuance of the 2021 Notes. The warrants were immediately exercisable with an exercise price of $7.63 (subject to downward revision protection in the event the Company makes certain issuances of common stock at prices below the conversion price) and expire on November 4, 2026.

SCHEDULE OF WARRANTS FAIR VALUE ESTIMATION ASSUMPTIONS

The fair value of each warrant issued has been determined using the Black-Scholes option-pricing model. The material assumptions used in the Black-Scholes model in estimating the fair value of the warrants issued for the periods presented were as follows:

	(a) LACQ warrants (grant date varies)	(b) Share subscription facility (grant date 7/2/21)	(b) Share subscription facility (remeasurement date varies)
Stock price	$14.49	$14.49	$0.57-4.29
Exercise price	$10.00 - 11.50	$10.01	$0.46-2.83
Expected term (years)	3.00	3.00	2.08-2.49
Volatility	110.0%	110.0%	108.17%-117.22%
Risk free rate	0.5%	0.5%	1.04%-2.93%

	(c) Liability classified warrants (grant date 9/24/2021)	(c) Liability classified warrants (remeasured at 6/30/22)	(d) Liability classified warrants (grant date 11/5/2021)	(d) Liability classified warrants (remeasured at 6/30/22)
Stock price	$4.49	$0.87	$2.25	$0.87
Exercise price	$7.63	$7.63	$7.63	$7.63
Expected term (years)	5.00	4.25	5.00	4.35
Volatility	94.1%	103.6%	94.1%	103.0%
Risk free rate	1.0%	3.0%	1.0%	3.0%

The fair value of each warrant issued has been determined using the Black-Scholes option-pricing model. The material assumptions used in the Black-Scholes model in estimating the fair value of the warrants issued for the periods presented were as follows:

	(a) LACQ warrants (grant date varies)	(b) Share subscription facility (grant date 7/2/2021)	(c) Liability classified warrants (grant date 9/24/2021)	(c) Liability classified warrants (remeasured at 12/31/2021)	(d) Liability classified warrants (grant date 11/5/2021)	(d) Liability classified warrants (remeasured at 12/31/2021)
Stock price	$14.49	14.49	$4.49	$4.70	$2.25	$4.70
Exercise price	$10.0 - 11.50	10.01	$7.63	$7.63	$7.63	$7.63
Expected term (years)	3.00	3.00	5.00	4.75	5.00	4.85
Volatility	110.0%	110.0%	94.1%	97.4%	94.1%	96.8%
Risk free rate	0.5%	0.5%	1.0%	1.3%	1.0%	1.3%